united states
                       securities and exchange commission
                             washington, d.c. 20549

                                   form n-csr

              certified shareholder report of registered management
                              investment companies

Investment Company Act file number          333-103393
                                   --------------------------------------------

                         Access Variable Insurance Trust
-------------------------------------------------------------------------------
                 (Exact name of registrant as specified in charter)

28050 U.S. Highway 19 N. Suite 301 Clearwater, FL 33761
-------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Unified Fund Services, 431 N. Pennsylvania Street, Indianapolis, IN 46204
-------------------------------------------------------------------------------
                           (Name and address of agent for service)

Registrant's telephone number, including area code: (727) 324-0055
                                                    ---------------------------

Date of fiscal year end:   12/31
                        --------------------

Date of reporting period:  6/30/04
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1.  Reports to Stockholders.

===============================================================================
                         Access Variable Insurance Trust
===============================================================================












                               Semi-Annual Report

                                  June 30, 2004

                                   (Unaudited)






                                  Fund Advisor:

                             Access Fund Management
                           28050 U.S. Highway 19 North
                                    Suite 301
                              Clearwater, FL 33761

                            Toll Free: (800) 862-3863

Access Variable Insurance Trust
Wells S&P REIT Portfolio
Schedule of Investments
June 30, 2004 (Unaudited)

Common Stocks - 98.36%                                                                 Shares                Value
                                                                                    -------------        --------------

Operators of Nonresidential Buildings - 2.31%
Rouse Company                                                                              1,500              $ 71,250
                                                                                                         --------------

Real Estate Investment Trusts - 96.05%
Alexandria Real Estate Equities, Inc                                                         280                15,898
AMB Property Corp.                                                                         1,200                41,556
Amli Residential Properties Trust                                                            300                 8,802
Apartment Investment & Management Co.                                                      1,370                42,648
Archstone Smith Operating Trust                                                            2,850                83,590
Arden Realty, Inc.                                                                           940                27,645
Associated Estates Realty Corp                                                               290                 2,334
AvalonBay Communities, Inc.                                                                1,045                59,063
Bedford Property Investors, Inc.                                                             240                 7,018
Boston Properties, Inc.                                                                    1,540                77,123
Brandywine Realty Trust                                                                      620                16,858
BRE Properties, Inc.                                                                         730                25,367
Camden Property Trust                                                                        580                26,564
Capital Automotive REIT                                                                      520                15,252
CarrAmerica Realty Corp.                                                                     780                23,579
CBL & Associates Properties, Inc.                                                            440                24,200
Centerpoint Properties Trust                                                                 340                26,095
Chelsea Property Group, Inc.                                                                 645                42,067
Colonial Properties Trust                                                                    380                14,641
Commercial Net Lease Realty, Inc.                                                            730                12,556
Cornerstone Realty Income Trust, Inc.                                                        845                 7,411
Corporate Office Properties Trust                                                            470                11,680
Correctional Properties Trust                                                                160                 4,680
Cousins Properties, Inc.                                                                     710                23,395
Crescent Real Estate Equities Co.                                                          1,460                23,535
CRT Properties, Inc.                                                                         390                 9,017
Developers Diversified Realty Corp.                                                        1,270                44,920
Duke Realty Corp.                                                                          2,020                64,256
EastGroup Properties, Inc.                                                                   290                 9,764
Entertainment Properties Trust                                                               320                11,437
Equity Inns, Inc.                                                                            660                 6,131
Equity Office Properties Trust                                                             5,855               159,256
Equity Residential Properties Trust                                                        4,080               121,298
Essex Property Trust, Inc.                                                                   330                22,556
Federal Realty Investment Trust SBI                                                          720                29,945
Felcor Lodging Trust, Inc. (a)                                                               870                10,527
First Industrial Realty Trust, Inc.                                                          580                21,390
Gables Residential Trust                                                                     415                14,102

See accompanying notes which are an integral part of the financial statements.

                                       1

Access Variable Insurance Trust
Wells S&P REIT Portfolio
Schedule of Investments - continued
June 30, 2004 (Unaudited)

Common Stocks - 98.36% - continued                                                     Shares                Value
                                                                                    -------------        --------------

Real Estate Investment Trusts - 96.05% - continued
General Growth Properties, Inc.                                                            3,190               $94,328
Glenborough Realty Trust, Inc.                                                               455                 8,349
Glimcher Realty Trust                                                                        510                11,281
Health Care Property Investors, Inc.                                                       1,900                45,676
Health Care REIT, Inc.                                                                       720                23,400
Healthcare Realty Trust, Inc.                                                                630                23,612
Heritage Property Investment Trust, Inc.                                                     670                18,130
Highwoods Properties, Inc.                                                                   780                18,330
Home Properties of New York, Inc.                                                            450                17,541
Hospitality Properties Trust                                                                 980                41,454
HRPT Properties Trust                                                                      2,530                25,325
Innkeepers USA Trust                                                                         550                 5,671
iStar Financial, Inc.                                                                      1,560                62,400
Keystone Property Trust                                                                      440                10,573
Kilroy Realty Corp.                                                                          415                14,152
Kimco Realty Corp.                                                                         1,620                73,710
Kramont Realty Trust                                                                         350                 5,600
LaSalle Hotel Properties                                                                     390                 9,516
Lexington Corporate Properties Trust                                                         690                13,738
Liberty Property Trust                                                                     1,230                49,458
Macerich Co.                                                                                 850                40,690
Mack-Cali Realty Corp                                                                        880                36,414
Manufactured Home Communities, Inc.                                                          330                10,953
Meristar Hospitality Corp. (a)                                                             1,170                 8,003
Mid-America Apartment Communities, Inc.                                                      290                10,988
Mills Corp.                                                                                  710                33,157
National Health Investors, Inc.                                                              390                10,604
Nationwide Health Properties, Inc.                                                           960                18,144
New Plan Excel Realty Trust, Inc.                                                          1,460                34,106
Pan Pacific Retail Properties, Inc.                                                          590                29,807
Parkway Properties, Inc.                                                                     160                 7,112
Pennsylvania Real Estate Investment Trust                                                    520                17,810
Plum Creek Timber Co., Inc.                                                                2,680                87,314
Post Properties , Inc.                                                                       560                16,324
Prentiss Properties Trust                                                                    620                20,782
Prologis                                                                                   2,650                87,238
PS Business Parks, Inc.                                                                      320                12,877
Public Storage, Inc.                                                                       1,870                86,039
Ramco-Gershenson Properties Trust                                                            250                 6,058
Rayonier, Inc.                                                                               720                32,004
Realty Income Corp.                                                                          560                23,369

See accompanying notes which are an integral part of the financial statements.

                                       2

Access Variable Insurance Trust
Wells S&P REIT Portfolio
Schedule of Investments - continued
June 30, 2004 (Unaudited)

Common Stocks - 98.36% - continued                                                     Shares                 Value
                                                                                    -------------        -----------------

Real Estate Investment Trusts - 96.05% - continued
Reckson Associates Realty Corp.                                                              930                 $ 25,538
Regency Centers Corp.                                                                        880                   37,752
Saul Centers, Inc.                                                                           230                    7,385
Shurgard Storage Centers, Inc.                                                               670                   25,058
SPG Properties, Inc.                                                                       2,990                  153,746
SL Green Realty Corp.                                                                        555                   25,974
Sovran Self Storage, Inc.                                                                    200                    7,636
Summit Properties, Inc.                                                                      425                   10,897
Sun Communities, Inc.                                                                        280                   10,542
Tanger Factory Outlet Centers, Inc.                                                          190                    7,429
Taubmen Centers, Inc.                                                                        780                   17,854
Thornburg Mortgage Asset Corp.                                                             1,170                   31,532
Town & Country Trust                                                                         230                    5,805
United Dominion Realty Trust, Inc.                                                         1,860                   36,791
Urstadt Biddle Properties, Inc.                                                              370                    5,480
U S Restaurant Properties, Inc.                                                              325                    4,937
Vornado Realty Trust                                                                       1,750                   99,943
Washington Real Estate Investment Trust                                                      610                   17,922
Weingarten Realty Investors                                                                1,230                   38,474
Winston Hotels, Inc.                                                                         385                    3,985
                                                                                                         -----------------
                                                                                                                2,964,873
                                                                                                         -----------------

TOTAL COMMON STOCKS (Cost $2,838,112)                                                                           3,036,123
                                                                                                         -----------------

TOTAL INVESTMENTS (Cost $2,838,112) - 98.36%                                                                  $ 3,036,123
                                                                                                         -----------------

Cash and other assets less liabilities - 1.64%                                                                     50,495
                                                                                                         -----------------

TOTAL NET ASSETS - 100.00%                                                                                    $ 3,086,618
                                                                                                         =================




See accompanying notes which are an integral part of the financial statements.

                                       3

Access Variable Insurance Trust
Potomac Dow 30SM Plus Portfolio
Schedule of Investments
June 30, 2004 (Unaudited)

                                                                                    Principal
U.S. Treasury & Agency Obligations - 60.24%                                           Amount                 Value
                                                                                  ---------------       ----------------

Federal National Mortgage Association Discount Note, 0.00%, 7/13/04                    $ 500,000              $ 499,824
Federal Home Loan Bank Discount Note, 0.00%, 7/16/2004                                   500,000                499,781
U.S. Treasury Bill, 0.00%, 7/8/2004                                                      500,000                499,922
                                                                                                        ----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $1,499,527)                                                    1,499,527
                                                                                                        ----------------

Repurchase Agreements - 20.09%
Mizuho Securities, 7/1/2004                                                              500,000                500,000
                                                                                                        ----------------
 (Collateralized by U.S. Treasury, 5.50%, 02/15/2008 , Market Value $500,000)

TOTAL REPURCHASE AGREEMENTS (Cost $500,000)                                                                     500,000
                                                                                                        ----------------

Money Market Securities - 14.84%                                                      Shares
                                                                                  ---------------
Huntington U.S. Treasury Money Market Fund Investment Shares, 0.20% (a)                  369,387                369,387
                                                                                                        ----------------

TOTAL MONEY MARKET SECURITIES (Cost $369,387)                                                                   369,387
                                                                                                        ----------------

TOTAL INVESTMENTS (Cost $2,368,914) - 95.17%                                                               $  2,368,914
                                                                                                        ----------------

Cash and other assets in excess of liabilities - 4.83%                                                          119,847
                                                                                                        ----------------

TOTAL NET ASSETS - 100.00%                                                                                 $  2,488,761
                                                                                                        ================

(a) Variable rate security; the coupon rate shown represents the rate at June 30, 2004.


See accompanying notes which are an integral part of the financial statements.

                                       4

Access Variable Insurance Trust
Potomac Dow 30SM Plus Portfolio
Schedule of Futures Contracts
June 30, 2004 (Unaudited)
                                                                                                          Unrealized
Contracts                                                                                                Appreciation
------------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchases
     28      Dow Jones Industrial Average Futures Contracts                                                    $ 25,776
                                                                                                        ================
             Expiring September 2004 (Underlying Face Amount at Market Value $2,920,400)
                                                                                                         ==============


See accompanying notes which are an integral part of the financial statements.

                                       5

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments
June 30, 2004 (Unaudited)

Common Stocks - 29.98%                                                            Shares                   Value
                                                                              ----------------       ------------------

Air Transportation, Scheduled - 0.05%
Ryanair Holdings Plc. ADR (a)                                                             518             $     16,980
                                                                                                     ------------------

Arrangement Of Transportation Of Freight & Cargo - 0.22%
C H Robinson Worldwide, Inc.                                                              720                   33,005
Expeditors International Of Washington, Inc.                                              881                   43,530
                                                                                                     ------------------
                                                                                                                76,535
                                                                                                     ------------------

Biological Products  - 2.27%
Amgen, Inc. (b)                                                                         5,056                  275,906
Biogen IDEC, Inc. (b)                                                                   3,150                  199,238
Genzyme Corp. (b)                                                                       2,422                  114,633
Gilead Sciences, Inc. (b)                                                               1,800                  120,600
Invitrogen Corp. (b)                                                                      420                   30,236
Medimmune, Inc. (b)                                                                     2,271                   53,141
                                                                                                     ------------------
                                                                                                               793,754
                                                                                                     ------------------

Cable & Other Pay Television Services - 0.83%
Comcast Corp. Class A (b)                                                               8,113                  227,407
EchoStar Communications Corp. (b)                                                       2,080                   63,960
                                                                                                     ------------------
                                                                                                               291,367
                                                                                                     ------------------

Communication Services - 0.11%
Panamsat Corp. (b)                                                                      1,727                   40,101
                                                                                                     ------------------

Computer Communication Equipment - 1.60%
Cisco Systems, Inc. (b)                                                                20,606                  488,362
Juniper Networks, Inc. (b)                                                              2,971                   72,998
                                                                                                     ------------------
                                                                                                               561,360
                                                                                                     ------------------

Computer Services & Software - 0.41%
Electronic Arts, Inc. (b)                                                               2,603                  141,994
                                                                                                     ------------------

Computer Storage Devices - 0.27%
Network Appliance, Inc. (b)                                                             3,100                   66,743
Sandisk Corp.                                                                           1,264                   27,416
                                                                                                     ------------------
                                                                                                                94,159
                                                                                                     ------------------

Computer Terminals - 0.11%
ATI Technologies, Inc. (b)                                                              2,056                   38,776
                                                                                                     ------------------

Dental Equipment & Supplies - 0.10%
Dentsply International, Inc.                                                              659                   34,334
                                                                                                     ------------------


See accompanying notes which are an integral part of the financial statements.

                                       6

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments - continued
June 30, 2004 (Unaudited)

Common Stocks - 29.98% - continued                                                Shares                   Value
                                                                              ----------------       ------------------

Drilling Oil & Gas Wells - 0.07%
Patterson Energy, Inc. (b)                                                                734                 $ 24,523
                                                                                                     ------------------

Electrical Industrial Apparatus - 0.10%
American Power Conversion, Inc.                                                         1,716                   33,719
                                                                                                     ------------------

Electronic Computers - 1.38%
Apple Computer, Inc. (b)                                                                4,522                  147,146
Dell, Inc. (b)                                                                          7,921                  283,730
Sun Microsystems, Inc. (b)                                                             12,342                   53,564
                                                                                                     ------------------
                                                                                                               484,440
                                                                                                     ------------------

Electronic Connectors - 0.08%
Molex, Inc.                                                                               842                   27,011
                                                                                                     ------------------

Hospital & Medical Service Plans - 0.04%
First Health Group Corp. (b)                                                              811                   12,660
                                                                                                     ------------------

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.24%
Cintas Corp.                                                                            1,752                   83,518
                                                                                                     ------------------

Motor Vehicle Parts & Accessories - 0.08%
Gentex Corp.                                                                              686                   27,221
                                                                                                     ------------------

Motor Vehicles & Passenger Car Bodies - 0.28%
PACCAR, Inc.                                                                            1,677                   97,249
                                                                                                     ------------------

Optical Instruments & Lenses - 0.29%
KLA-Tencor Corp. (b)                                                                    2,032                  100,340
                                                                                                     ------------------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.37%
Biomet, Inc. (b)                                                                        2,922                  129,854
                                                                                                     ------------------

Paperboard Mills - 0.12%
Smurfit Stone Container Corp. (b)                                                       2,113                   42,154
                                                                                                     ------------------

Pharmaceutical Preparations - 0.72%
Cephalon, Inc. (b)                                                                        438                   23,652
Chiron, Corp. (b)                                                                       2,254                  100,619
TEVA Pharmaceutical Industries, Ltd. (a)                                                1,913                  128,726
                                                                                                     ------------------
                                                                                                               252,997
                                                                                                     ------------------


See accompanying notes which are an integral part of the financial statements.

                                       7

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments - continued
June 30, 2004 (Unaudited)

Common Stocks - 29.98% - continued                                                Shares                   Value
                                                                              ----------------       ------------------

Printed Circuit Boards - 0.35%
Flextronics International Ltd. (b)                                                      4,897                 $ 78,107
Sanmina Corp. (b)                                                                       4,743                   43,161
                                                                                                     ------------------
                                                                                                               121,268
                                                                                                     ------------------

Radio & Tv Broadcasting & Communications Equipment - 1.74%
QUALCOMM, Inc.                                                                          8,335                  608,288
                                                                                                     ------------------

Radiotelephone Communications - 0.90%
NEXTEL Communications, Inc. - Class A (b)                                              11,800                  314,588
                                                                                                     ------------------

Retail - Building Materials, Hardware, Garden Supply - 0.10%
Fastenal Co.                                                                              619                   35,178
                                                                                                     ------------------

Retail - Catalog & Mail - Order Houses - 0.55%
Amazon.com, Inc. (b)                                                                    2,294                  124,794
CDW Computer Centers, Inc.                                                                741                   47,246
Schein Henry, Inc. (b)                                                                    350                   22,099
                                                                                                     ------------------
                                                                                                               194,139
                                                                                                     ------------------

Retail - Eating & Drinking Places - 0.58%
Starbucks Corp. (b)                                                                     4,703                  204,486
                                                                                                     ------------------

Retail - Family Clothing Stores - 0.10%
Ross Stores, Inc.                                                                       1,259                   33,691
                                                                                                     ------------------

Retail - Grocery Stores - 0.14%
Whole Foods Market, Inc.                                                                  517                   49,348
                                                                                                     ------------------

Retail - Home Furniture, Furnishings & Equipment Stores - 0.38%
Bed Bath & Beyond, Inc. (b)                                                             3,447                  132,537
                                                                                                     ------------------

Retail - Miscellaneous Shopping Goods Stores - 0.24%
Staples, Inc.                                                                           2,850                   83,534
                                                                                                     ------------------

Retail - Retail Stores - 0.11%
PETsMART, Inc.                                                                          1,220                   39,589
                                                                                                     ------------------

Retail - Variety Stores - 0.31%
Costco Wholesale Corp.                                                                  2,062                   84,686
Dollar Tree Stores, Inc. (b)                                                              933                   25,592
                                                                                                     ------------------
                                                                                                               110,278
                                                                                                     ------------------

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.09%
Gramin Ltd. (b)                                                                           856                   31,706
                                                                                                     ------------------


See accompanying notes which are an integral part of the financial statements.

                                       8

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments - continued
June 30, 2004 (Unaudited)

Common Stocks - 29.98% - continued                                                Shares                   Value
                                                                              ----------------       ------------------

Semiconductors & Related Devices - 4.10%
Altera Corp. (b)                                                                        4,491                 $ 99,790
Broadcom Corp. - Class A (b)                                                            1,969                   92,090
Intel Corp.                                                                            19,320                  533,232
Intersil Holding Corp.                                                                  1,207                   26,144
JDS Uniphase Corp. (b)                                                                 13,948                   52,863
Linear Technology Corp.                                                                 3,528                  139,250
Marvell Technology Group Ltd.                                                           2,162                   57,725
Maxim Integrated Products, Inc.                                                         3,852                  201,922
Microchip Technology, Inc.                                                              1,467                   46,269
Nvidia Corp. (b)                                                                        1,530                   31,365
Qlogic Corp. (b)                                                                          811                   21,565
Xilinx, Inc.                                                                            3,928                  130,842
                                                                                                     ------------------
                                                                                                             1,433,057
                                                                                                     ------------------

Services - Advertising Agencies - 0.09%
Lamar Advertising Co. - Class A (b)                                                       721                   31,255
                                                                                                     ------------------

Services - Business Services - 1.10%
eBAY, Inc. (b)                                                                          4,182                  384,535
                                                                                                     ------------------

Services - Commercial Physical & Biological Research - 0.11%
Millenium Pharmaceuticals, Inc. (b)                                                     2,851                   39,344
                                                                                                     ------------------

Services - Computer Integrated Systems Design - 0.57%
Yahoo, Inc. (b)                                                                         5,526                  200,760
                                                                                                     ------------------

Services - Computer Processing & Data Preparation - 0.23%
Fiserv, Inc. (b)                                                                        2,080                   80,891
                                                                                                     ------------------

Services - Computer Programming Services - 0.11%
VeriSign, Inc. (b)                                                                      1,994                   39,681
                                                                                                     ------------------

Services - Educational Services - 0.50%
Apollo Group, Inc. - Class A (b)                                                        1,523                  134,466
Career Education Corp. (b)                                                                879                   40,047
                                                                                                     ------------------
                                                                                                               174,513
                                                                                                     ------------------

Services - Engineering, Accounting, Research, Management - 0.30%
PayChex, Inc.                                                                           3,056                  103,537
                                                                                                     ------------------

Services - Misc Health & Allied Services - 0.08%
Lincare Holdings, Inc. (b)                                                                818                   26,880
                                                                                                     ------------------


See accompanying notes which are an integral part of the financial statements.

                                       9

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments - continued
June 30, 2004 (Unaudited)

Common Stocks - 29.98% - continued                                                Shares                   Value
                                                                              ----------------       ------------------

Services - Pharmacy Services - 0.13%
Express Scripts, Inc. (b)                                                                 593                 $ 46,983
                                                                                                     ------------------

Services - Prepackaged Software - 5.44%
Adobe Systems, Inc.                                                                     1,996                   92,814
BEA Systems, Inc. (b)                                                                   3,220                   26,468
Check Point Software Technologies Ltd. (b)                                              2,170                   58,568
Citrix Systems, Inc. (b)                                                                1,725                   35,121
Compuware Corp. (b)                                                                     2,032                   13,411
Intuit, Inc. (b)                                                                        2,115                   81,597
Mercury Interactive Corp. (b)                                                             837                   41,708
Microsoft Corp. (b)                                                                    31,690                  905,066
Oracle Corp. (b)                                                                       18,477                  220,431
PeopleSoft, Inc. (b)                                                                    4,398                   81,363
Pixar (b)                                                                                 483                   33,573
Siebel Systems, Inc. (b)                                                                5,022                   53,635
Symantec Corp. (b)                                                                      2,776                  121,533
Synopsys, Inc. (b)                                                                      1,221                   34,713
Veritas Software Corp. (b)                                                              3,728                  103,266
                                                                                                     ------------------
                                                                                                             1,903,267
                                                                                                     ------------------

Special Industry Machinery - 0.62%
Applied Materials, Inc. (b)                                                             7,437                  145,914
Lam Research Corp. (b)                                                                  1,180                   31,624
Novellus Systems, Inc. (b)                                                              1,286                   40,432
                                                                                                     ------------------
                                                                                                               217,970
                                                                                                     ------------------

Telephone & Telegraph Apparatus - 0.46%
Comverse Technology, Inc. (b)                                                           1,732                   34,536
Research, Inc. Motion Ltd..                                                             1,577                  107,930
Tellabs, Inc. (b)                                                                       2,023                   17,681
                                                                                                     ------------------
                                                                                                               160,147
                                                                                                     ------------------

Telephone Communications  - 0.06%
Level 3 Communications, Inc. (b)                                                        5,722                   20,313
                                                                                                     ------------------

Transportation Services - 0.53%
InterActiveCorp (b)                                                                     6,202                  186,928
                                                                                                     ------------------

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 0.12%
Patterson Dental Co.                                                                      559                   42,758
                                                                                                     ------------------

Wholesale-Chemicals & Allied Products - 0.10%
Sigma Aldrich Corp.                                                                       566                   33,739
                                                                                                     ------------------

TOTAL COMMON STOCKS (Cost $10,367,435)                                                                      10,490,234
                                                                                                     ------------------

See accompanying notes which are an integral part of the financial statements.

                                       10

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments - continued
June 30, 2004 (Unaudited)
                                                                                 Principal
U.S. Treasury & Agency Obligations - 62.68%                                       Amount                   Value
                                                                              ----------------       ------------------
Federal National Mortgage Association Discount Note, 0.00%, 7/13/2004             $ 7,330,000              $ 7,327,434
Federal Home Loan Bank Discount Note, 0.00%, 7/16/2004                              7,330,000                7,326,788
U.S. Treasury Bill, 0.00%, 7/8/2004                                                 7,275,000                7,273,860
                                                                                                     ------------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $21,928,082)                                                 21,928,082
                                                                                                     ------------------

Repurchase Agreement - 21.24%
Mizuho Securities, 7/1/2004                                                         7,430,000                7,430,000
                                                                                                     ------------------
 (Collateralized by U.S. Treasury, 5.50%, 02/15/2008 , Market Value $7,430,000)

TOTAL REPURCHASE AGREEMENT (Cost $7,430,000)                                                                 7,430,000
                                                                                                     ------------------

TOTAL INVESTMENTS (Cost $39,725,517) - 113.90%                                                          $   39,848,316
                                                                                                     ------------------

Liabilities in excess of cash and other assets - (13.90)%                                                   (4,862,009)
                                                                                                     ------------------

TOTAL NET ASSETS - 100.00%                                                                              $   34,986,307
                                                                                                     ==================

(a) American Depository Receipt.
(b) Non-income producing.



See accompanying notes which are an integral part of the financial statements.

                                       11

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Futures Contracts
June 30, 2004 (Unaudited)
                                                                                                        Unrealized
Contracts                                                                                              Appreciation
-----------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchases
    201     NASDAQ 100 Futures Contracts                                                                     $ 334,696
                                                                                                     ==================
            Expiring September 2004 (Underlying Face Amount at Market Value $30,572,100)



See accompanying notes which are an integral part of the financial statements.

                                       12

Access Variable Insurance Trust
Access U.S. Government Money Market Portfolio
Schedule of Investments
June 30, 2004 (Unaudited)



                                                                                     Principal
U.S. Treasury & Agency Obligations - 58.07%                                            Amount                  Value
                                                                                  -----------------       -----------------

Federal National Mortgage Association Discount Note, 0.00%, 7/13/2004                  $ 4,000,000             $ 3,998,596
Federal Home Loan Bank Discount Note, 0.00%, 7/16/2004                                   4,000,000               3,998,247
U.S. Treasury Bill, 0.00%, 7/8/2004                                                      4,000,000               3,999,373
                                                                                                          -----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $11,996,216)                                                     11,996,216
                                                                                                          -----------------

Repurchase Agreements - 18.88%
Mizuho Securities, 7/1/2004                                                              3,900,000               3,900,000
                                                                                                          -----------------
 (Collateralized by U.S. Treasury, 5.50%, 02/15/2008 , Market Value $3,900,000)

TOTAL REPURCHASE AGREEMENTS (Cost $3,900,000)                                                                    3,900,000
                                                                                                          -----------------

Money Market Securities - 19.63%                                                       Shares
                                                                                  -----------------
Huntington U.S. Treasury Money Market Fund Investment Shares, 0.20% (a)                  4,056,040               4,056,040
                                                                                                          -----------------

TOTAL MONEY MARKET SECURITIES (Cost $4,056,040)                                                                  4,056,040
                                                                                                          -----------------

TOTAL INVESTMENTS (Cost $19,952,256) - 96.58%                                                                $  19,952,256
                                                                                                          -----------------

Cash and other assets in excess of liabilities - 3.42%                                                             706,375
                                                                                                          -----------------

TOTAL NET ASSETS - 100.00%                                                                                   $  20,658,631
                                                                                                          =================

(a) Variable rate security; the coupon rate shown represents the rate at June 30, 2004.


See accompanying notes which are an integral part of the financial statements.

                                       13

Access Variable Insurance Trust
Potomac Mid Cap Plus Portfolio
Schedule of Investments
June 30, 2004 (Unaudited)



                                                                                        Principal
U.S. Treasury & Agency Obligations - 62.53%                                              Amount                 Value
                                                                                      --------------       ----------------

Federal National Mortgage Association Discount Note, 0.00%, 7/13/2004                      $ 75,000               $ 74,974
Federal Home Loan Bank Discount Note, 0.00%, 7/16/2004                                       75,000                 74,967
U.S. Treasury Bill, 0.00%, 7/8/2004                                                         100,000                 99,984
                                                                                                           ----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $249,925)                                                           249,925
                                                                                                           ----------------

Repurchase Agreements - 18.76%
Mizuho Securities, 7/1/2004                                                                  75,000                 75,000
                                                                                                           ----------------
 (Collateralized by U.S. Treasury, 5.50%, 02/15/2008 , Market Value $75,000)

TOTAL REPURCHASE AGREEMENTS (Cost $75,000)                                                                          75,000
                                                                                                           ----------------

Money Market Securities - 10.43%                                                         Shares
                                                                                      --------------
Huntington U.S. Treasury Money Market Fund Investment Shares, 0.20% (a)                      41,686                 41,686
                                                                                                           ----------------

TOTAL MONEY MARKET SECURITIES (Cost $41,686)                                                                        41,686
                                                                                                           ----------------

TOTAL INVESTMENTS (Cost $366,611) - 91.72%                                                                     $   366,611
                                                                                                           ----------------

Cash and other assets in excess of liabilities - 8.28%                                                              33,094
                                                                                                           ----------------

TOTAL NET ASSETS - 100.00%                                                                                     $   399,705
                                                                                                           ================

(a) Variable rate security; the coupon rate shown represents the rate at June 30, 2004.



See accompanying notes which are an integral part of the financial statements.

                                       14




Access Variable Insurance Trust
Potomac Mid Cap Plus Portfolio
Schedule of Futures Contracts
June 30, 2004 (Unaudited)
                                                                                                             Unrealized
Contracts                                                                                                   Appreciation
---------------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchases
     2      NASDAQ 400 Futures Contracts                                                                           $ 2,992
                                                                                                           ================
            Expiring September 2004 (Underlying Face Amount at Market Value $608,250)


See accompanying notes which are an integral part of the financial statements.

                                       15


Access Variable Insurance Trust
Potomac Small Cap Plus Portfolio
Schedule of Investments
June 30, 2004 (Unaudited)



                                                                                    Principal
U.S. Treasury & Agency Obligations - 61.24%                                           Amount                  Value
                                                                                   -------------       --------------------

Federal National Mortgage Association Discount Note, 0.00%, 7/13/2004                  $ 75,000                   $ 74,974
Federal Home Loan Bank Discount Note, 0.00%, 7/16/2004                                   75,000                     74,967
U.S. Treasury Bill, 0.00%, 7/8/2004                                                     100,000                     99,984
                                                                                                       --------------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $249,925)                                                           249,925
                                                                                                       --------------------

Repurchase Agreements - 18.37%
Mizuho Securities, 7/1/2004                                                              75,000                     75,000
                                                                                                       --------------------
 (Collateralized by U.S. Treasury, 5.50%, 02/15/2008 , Market Value $75,000)

TOTAL REPURCHASE AGREEMENTS (Cost $75,000)                                                                          75,000
                                                                                                       --------------------

Money Market Securities - 12.65%                                                      Shares
                                                                                   -------------
Huntington U.S. Treasury Money Market Fund Investment Shares, 0.20% (a)                  51,615                     51,615
                                                                                                       --------------------

TOTAL MONEY MARKET SECURITIES (Cost $51,615)                                                                        51,615
                                                                                                       --------------------

TOTAL INVESTMENTS (Cost $376,540) - 92.26%                                                                  $      376,540
                                                                                                       --------------------

Cash and other assets in excess of liabilities - 7.74%                                                              31,579
                                                                                                       --------------------

TOTAL NET ASSETS - 100.00%                                                                                  $      408,119
                                                                                                       ====================

(a) Variable rate security; the coupon rate shown represents the rate at June 30, 2004.



See accompanying notes which are an integral part of the financial statements.

                                       16

Access Variable Insurance Trust
Potomac Small Cap Plus Portfolio
Schedule of Futures Contracts
June 30, 2004 (Unaudited)
                                                                                                           Unrealized
Contracts                                                                                                 Appreciation
---------------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchases
      2       Russell 2000 Futures Contracts                                                                       $ 6,842
                                                                                                       ====================
              Expiring September 2004 (Underlying Face Amount at Market Value $592,350)





See accompanying notes which are an integral part of the financial statements.

                                       17

Access Variable Insurance Trust
Potomac US/Short Portfolio
Schedule of Investments
June 30, 2004 (Unaudited)



                                                                                    Principal
U.S. Treasury & Agency Obligations - 65.80%                                          Amount                   Value
                                                                                  --------------        -------------------

Federal National Mortgage Association Discount Note, 0.00%, 7/13/2004                  $ 20,000                   $ 20,000
Federal Home Loan Bank Discount Note, 0.00%, 7/16/2004                                   20,000                     19,991
U.S. Treasury Bill, 0.00%, 7/8/2004                                                      25,000                     24,996
                                                                                                        -------------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $64,987)                                                             64,987
                                                                                                        -------------------

Repurchase Agreements - 20.25%
Mizuho Securities, 7/1/2004                                                              20,000                     20,000
                                                                                                        -------------------
 (Collateralized by U.S. Treasury, 5.50%, 02/15/2008 , Market Value $20,000)

TOTAL REPURCHASE AGREEMENTS (Cost $20,000)                                                                          20,000
                                                                                                        -------------------

Money Market Securities - 8.07%                                                      Shares
                                                                                  --------------
Huntington U.S. Treasury Money Market Fund Investment Shares, 0.20% (a)                   7,975                      7,975
                                                                                                        -------------------

TOTAL MONEY MARKET SECURITIES (Cost $7,975)                                                                          7,975
                                                                                                        -------------------

TOTAL INVESTMENTS (Cost $92,962) - 94.12%                                                                    $      92,962
                                                                                                        -------------------

Cash and other assets in excess of liabilities - 5.88%                                                               5,803
                                                                                                        -------------------

TOTAL NET ASSETS - 100.00%                                                                                   $      98,765
                                                                                                        ===================

(a) Variable rate security; the coupon rate shown represents the rate at June 30, 2004.

See accompanying notes which are an integral part of the financial statements.


                                       18

Access Variable Insurance Trust
Potomac US/Short Portfolio
Schedule of Futures Contracts
June 30, 2004 (Unaudited)
                                                                                                            Unrealized
Contracts                                                                                                  Depreciation
---------------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchases
       (2)        NASDAQ 100 Futures Contracts                                                                      $ (890)
                                                                                                        ===================
                  Expiring September 2004 (Underlying Face Amount at Market Value $(114,040)





See accompanying notes which are an integral part of the financial statements.

                                       19

Access Variable Insurance Trust
Statement of Assets and Liabilities
June 30, 2004 (Unaudited)
                                                                                                             Access U.S.
                                                        Wells S&P         Potomac            Potomac         Government
                                                      REIT IndexSM     Dow 30SM Plus        OTC Plus        Money Market
                                                        Portfolio        Portfolio          Portfolio         Portfolio
                                                      --------------   ---------------   ----------------  ----------------
Assets
Cost of investments in securities                       $ 2,838,112       $ 2,368,914       $ 39,725,517      $ 19,952,256
                                                      ==============   ===============   ================  ================

Investments in securities, at value                      $3,036,123       $ 2,368,914       $ 39,848,316      $ 19,952,256

Cash held as collateral                                           -           112,000          3,015,000                 -
Interest receivable                                              16                47                331               210
Dividends receivable                                         17,409                 -                214                 -
Variation margin on futures contracts                             -            22,680            697,930                 -
Receivable for fund shares sold                               1,637               299             75,676           806,712
Receivable from adviser                                       4,203                 -                  -                 -
Receivable for investments sold                             565,386                 -                  -                 -
Prepaid expenses                                                420                93              2,661             5,988
                                                      --------------   ---------------   ----------------  ----------------
     Total assets                                         3,625,194         2,504,033         43,640,128        20,765,166
                                                      --------------   ---------------   ----------------  ----------------

Liabilities
Payable to custodian                                        487,296                 -          7,974,593                 -
Variation margin on futures contracts                             -                 -                  -                 -
Payable to advisor                                                -                66              8,856            22,893
12b-1 fees payable                                              667               385              3,028                 -
Payable for fund shares redeemed                                855               233            667,344            76,167
Other payables and accrued expenses                          21,457            14,588                  -             7,475
Payable for investments purchased                            28,301                 -                  -                 -
                                                      --------------   ---------------   ----------------  ----------------
     Total liabilities                                      538,576            15,272          8,653,821           106,535
                                                      --------------   ---------------   ----------------  ----------------


Net Assets:                                              $3,086,618       $ 2,488,761        $34,986,307      $ 20,658,631
                                                      ==============   ===============   ================  ================

Net Assets consist of:
Paid in capital                                           2,930,498         2,228,469         33,004,956        20,658,631
Accumulated net investment income (loss)                     30,456            (6,011)          (115,455)                -
Accumulated net realized gain (loss) on:
       Investment securities                                (72,347)                -          1,333,557                 -
       Futures contracts                                          -           240,527            305,754                 -
Net unrealized appreciation (depreciation) on:
       Investment securities                                198,011                 -            122,799                 -
       Futures contracts                                          -            25,776            334,696                 -
                                                      --------------   ---------------   ----------------  ----------------

Net Assets                                               $3,086,618       $ 2,488,761        $34,986,307      $ 20,658,631
                                                      ==============   ===============   ================  ================

Shares Outstanding                                          246,585           203,725          2,693,860        20,661,351
                                                      --------------   ---------------   ----------------  ----------------

Net Asset Value,
Offering price and redemption price per share               $ 12.52           $ 12.22            $ 12.99            $ 1.00
                                                      ==============   ===============   ================  ================



See accompanying notes which are an integral part of the financial statements.

                                       20

Access Variable Insurance Trust
Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

                                                         Potomac          Potomac            Potomac
                                                      Mid Cap Plus     Small Cap Plus       US/Short
                                                        Portfolio        Portfolio          Portfolio
                                                      --------------   ---------------   ----------------
Assets
Cost of investments in securities                         $ 366,611         $ 376,540           $ 92,962
                                                      ==============   ===============   ================

Investments in securities, at value                       $ 366,611         $ 376,540           $ 92,962

Cash held as collateral                                      28,000            28,000              6,400
Interest receivable                                              10                 8                  5
Variation margin on futures contracts                         5,500             3,851                  -
                                                      --------------   ---------------   ----------------
     Total assets                                           400,121           408,399             99,367
                                                      --------------   ---------------   ----------------

Liabilities
Variation margin on futures contracts                             -                 -                460
12b-1 fees payable                                               43                31                 19
Payable to advisor                                              147               113                 64
Payable for fund shares redeemed                                123                59                  4
Other payables and accrued expenses                             103                77                 55
                                                      --------------   ---------------   ----------------
     Total liabilities                                          416               280                602
                                                      --------------   ---------------   ----------------

Net Assets:                                               $ 399,705         $ 408,119           $ 98,765
                                                      ==============   ===============   ================

Net Assets consist of:
Paid in capital                                             396,947           401,426             99,768
Accumulated net investment income (loss)                       (233)             (149)              (113)
Net unrealized appreciation (depreciation) on:
       Futures contracts                                      2,991             6,842               (890)
                                                      --------------   ---------------   ----------------

Net Assets                                                $ 399,705         $ 408,119           $ 98,765
                                                      ==============   ===============   ================

Shares Outstanding                                           39,758            40,164              9,977
                                                      --------------   ---------------   ----------------

Net Asset Value
Offering price and redemption price per share               $ 10.05           $ 10.16             $ 9.90
                                                      ==============   ===============   ================



See accompanying notes which are an integral part of the financial statements.

                                       21

Access Variable Insurance Trust
Statement of Operations
For the six months ended June 30, 2004 (Unaudited)

                                                                                                          Access U.S.
                                                           Wells S&P         Potomac        Potomac        Government
                                                          REIT IndexSM     Dow 30SM Plus    OTC Plus      Money Market
                                                           Portfolio        Portfolio      Portfolio       Portfolio
                                                         ---------------  --------------  -------------  ---------------
Investment Income
Dividend income                                                $ 46,585             $ -       $ 18,195              $ -
Interest income                                                     216           9,152         29,201          185,305
                                                         ---------------  --------------  -------------  ---------------
  Total Income                                                   46,801           9,152         47,396          185,305
                                                         ---------------  --------------  -------------  ---------------

Expenses
Investment adviser fee                                           13,557          10,441        113,038          187,151
12b-1 fee                                                         3,399           2,610         28,259                -
Administration expenses                                          12,441           2,148         16,720           18,398
Auditing expenses                                                 4,976           4,972          4,976            5,642
Custodian expenses                                                3,732           1,791          3,981            2,987
Fund accounting expenses                                          9,952           1,731         13,436           14,918
Insurance expenses                                                  126              84            296            5,930
Legal expenses                                                    3,484             497          1,493            9,945
Trustee expenses                                                  1,244             845              -              994
Pricing expenses                                                  3,982             273          3,633              273
Transfer agent expenses                                           6,295             919          6,577            9,100
Miscellaneous expenses                                                -              13             53               13
                                                         ---------------  --------------  -------------  ---------------
  Total Expenses                                                 63,188          26,324        192,462          255,351
Reimbursed expenses                                             (43,479)        (11,161)       (29,611)         (70,046)
                                                         ---------------  --------------  -------------  ---------------
Total operating expenses                                         19,709          15,163        162,851          185,305
                                                         ---------------  --------------  -------------  ---------------
Net Investment Income (Loss)                                     27,092          (6,011)      (115,455)               -
                                                         ---------------  --------------  -------------  ---------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
          Investment securities                                 (91,066)              -       (196,415)               -
          Futures contracts                                           -          98,006       (560,620)               -
Capital Gain Income from Real Estate Investment Trusts           15,222               -              -                -
Change in net unrealized appreciation (depreciation) on:
          Investment securities                                  79,327               -       (660,339)               -
          Futures contracts                                           -        (114,566)       (93,567)               -
                                                         ---------------  --------------  -------------  ---------------
Net realized and unrealized gain (loss) on investment             3,483         (16,560)    (1,510,941)               -
 securities                                              ---------------  --------------  -------------  ---------------
Net increase (decrease) in net assets resulting from            $ 30,575       $ (22,571)  $ (1,626,396)             $ -
  operations                                             ===============  ==============  =============  ===============



See accompanying notes which are an integral part of the financial statements.

                                       22

Access Variable Insurance Trust
Statement of Operations
For the period May 1, 2004 (commencement of operations) through June 30, 2004 (Unaudited)

                                                            Potomac          Potomac        Potomac
                                                          Mid Cap Plus    Small Cap Plus    US/Short
                                                           Portfolio        Portfolio      Portfolio
                                                         ---------------  --------------  -------------
Investment Income
Interest income                                                   $ 195           $ 174          $ 109
                                                         ---------------  --------------  -------------
  Total Income                                                      195             174            109
                                                         ---------------  --------------  -------------

Expenses
Investment advisor fee                                              295             223            154
12b-1 fee                                                            74              54             38
Miscellaneous expenses                                              103              76             56
                                                         ---------------  --------------  -------------
  Total Expenses                                                    472             353            248
Reimbursed expenses                                                 (44)            (30)           (25)
                                                         ---------------  --------------  -------------
Total operating expenses                                            428             323            223
                                                         ---------------  --------------  -------------
Net Investment Income (Loss)                                       (233)           (149)          (114)
                                                         ---------------  --------------  -------------


Realized & Unrealized Gain (Loss)
Change in net unrealized appreciation (depreciation) on:
          Futures contracts                                       2,991           6,842           (890)
                                                         ---------------  --------------  -------------
Net realized and unrealized gain (loss) on investment             2,991           6,842           (890)
 securities                                              ---------------  --------------  -------------
Net increase (decrease) in net assets resulting from            $ 2,758         $ 6,693       $ (1,004)
  operations                                             ===============  ==============  =============



See accompanying notes which are an integral part of the financial statements.

                                       23

Access Variable Insurance Trust
Statements of Changes In Net Assets
                                                                              Period from                              Period from
                                                         Six months ended   May 1, 2003 (a to  Six months ended   May 1, 2003 (a) to
                                                          June 30, 2004    December 31, 2003    June 30, 2004      December 31, 2003
                                                            Wells S&P          Wells S&P           Potomac               Potomac
                                                          REIT IndexSM       REIT IndexSM       Dow 30SM Plus         Dow 30SM Plus
                                                       Portfolio (Unaudited)  Portfolio     Portfolio (Unaudited)      Portfolio
                                                       --------------------  ------------- ----------------------  -----------------
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                             $ 27,092            $ 20,370               $ (6,011)            $ (5,108)
  Net realized gain (loss) on investment securities
     and futures contracts                                 (91,066)              19,112                 98,006               191,422
  Capital Gain Income from Real Estate Investment Trusts    15,222                4,028                      -                     -
  Change in net unrealized appreciation (depreciation)      79,327              118,684               (114,566)              140,342
                                                         -------------      -----------             -----------            ---------
  Net increase (decrease) in net assets resulting           30,575              162,194                (22,571)              326,656
    from operations
  Distributions
  From net investment income                                    -              (17,006)                      -                    -
  From net realized gain                                        -              (19,643)                      -              (43,793)
                                                         -------------     ------------             ----------              --------
  Total distributions                                           -              (36,649)                      -              (43,793)
                                                         -------------     ------------             ----------              --------
Capital Share Transactions
  Proceeds from shares sold                               10,573,239          2,229,119              6,362,845             7,909,063
  Reinvestment of distributions                                  -              36,649                      -                 43,793
  Amount paid for shares repurchased                      (9,624,877)          (283,632)            (7,742,403)          (4,344,829)
                                                         -------------     -------------           ------------          -----------
  Net increase (decrease) in net assets resulting
     from share transactions                                 948,362          1,982,136             (1,379,558)            3,608,027
                                                         -------------     -------------           ------------           ----------
Total Increase (Decrease) in Net Assets                      978,937          2,107,681             (1,402,129)            3,890,890
                                                         -------------     -------------           ------------           ----------

Net Assets
  Beginning of period                                      2,107,681                  -              3,890,890                     -
                                                         -------------      ------------            -----------           ----------

  End of period                                          $ 3,086,618        $ 2,107,681            $ 2,488,761           $ 3,890,890
                                                         =============      ============           ============          ===========

Accumulated net investment income (loss)                   $ 30,456            $ 3,364               $ (6,011)              $     -
                                                         ------------       ------------           ------------          -----------

Capital Share Transactions
  Shares sold                                               854,584            196,143                525,314               702,377
  Shares issued in reinvestment of distributions                  -              3,007                      -                 3,631
  Shares repurchased                                       (782,191)           (24,958)              (643,548)             (384,049)
                                                         ------------       -----------            -----------            ----------

  Net increase (decrease) from capital transactions          72,393            174,192               (118,234)              321,959
                                                         ===========       ============            ===========           ==========

(a) Commencement of operations.



See accompanying notes which are an integral part of the financial statements.

                                       24

Access Variable Insurance Trust
Statements of Changes In Net Assets
                                                                                                                     Period from
                                                                            Period from        Six months ended   May 1, 2003 (a) to
                                                        Six months ended  May 1, 2003 (a) to    June 30, 2004     December 31, 2003
                                                         June 30, 2004    December 31, 2003       Access U.S.         Access U.S.
                                                            Potomac           Potomac             Government          Government
                                                            OTC Plus          OTC Plus            Money Market       Money Market
                                                      Portfolio (Unaudited)  Portfolio       Portfolio (Unaudited)    Portfolio
                                                      -------------------- ---------------  ---------------------- -----------------
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                           $ (115,455)         $ (61,328)                   $ -                   $ -
  Net realized gain (loss) on investment
     securities and futures contracts                      (757,035)         3,161,735                      -                     -
  Capital Gain Income from Real Estate Investment
     Trusts                                                       -                  -                      -                     -
  Change in net unrealized appreciation (depreciation)     (753,906)         1,211,401                      -                     -
                                                         -----------         ---------                --------              --------
  Net increase (decrease) in net assets resulting
     from operations                                      (1,626,396)        4,311,808                      -                     -
                                                         ------------        ---------                --------              --------
Distributions
  From net investment income
  From net realized gain                                           -                 -                      -                     -
  Total distributions                                              -          (704,061)                     -                     -
  From paid in capital                                             -                  -                     -                (2,721)
                                                         -------------      ------------             ------------        -----------
                                                                   -          (704,061)                     -                (2,721)
                                                         -------------      ------------             ------------        -----------

Capital Share Transactions
  Proceeds from shares sold                               301,005,112        144,049,051            322,447,569          149,941,110
  Reinvestment of distributions                                    -             704,061                      -                2,721
  Amount paid for shares repurchased                      (302,774,392)     (109,978,876)          (321,980,226)       (129,749,822)
                                                          -------------     -------------          --------------       ------------
  Net increase (decrease) in net assets resulting
     from share transactions                                (1,769,280)        34,774,236                467,343          20,194,009
                                                          -------------     -------------           -------------        -----------
Total Increase (Decrease) in Net Assets                     (3,395,676)        38,381,983                467,343          20,191,288
                                                          ------------      -------------           -------------        -----------

Net Assets
  Beginning of period                                       38,381,983                  -             20,191,288                  -
                                                           -----------      -------------             -----------        -----------

  End of period                                            $ 34,986,307      $ 38,381,983           $ 20,658,631        $ 20,191,288
                                                            ===========      =============          ============        ============

Accumulated net investment income (loss)                   $ (115,455)       $         -            $         -         $         -
                                                           ------------     --------------         -------------        ------------

Capital Share Transactions
  Shares sold                                              24,083,857         12,369,820            322,447,569          149,941,111
  Shares issued in reinvestment of distributions                  -               56,779                      -                2,721
  Shares repurchased                                      (24,493,016)        (9,323,580)          (321,980,227)       (129,749,823)
                                                          ------------      -------------          -------------       -------------

  Net increase (decrease) from capital transactions        (409,159)           3,103,019                467,342           20,194,009
                                                          ============      ============            ============      ==============

(a) Commencement of operations.


See accompanying notes which are an integral part of the financial statements.


                                       25

Access Variable Insurance Trust
Statements of Changes In Net Assets
For the period May 1, 2004 (commencement of operations) through June 30, 2004 (Unaudited)


                                                                         Potomac             Potomac              Potomac
                                                                         Mid Cap            Small Cap            U.S./Short
                                                                        Portfolio           Portfolio            Portfolio
                                                                     ------------------  ------------------  ---------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                                  $ (233)             $ (149)                $ (114)
  Change in net unrealized appreciation (depreciation)                           2,991               6,842                   (890)
                                                                     ------------------  ------------------  ---------------------
  Net increase (decrease) in net assets resulting from operations                2,758               6,693                 (1,004)
                                                                     ------------------  ------------------  ---------------------

Capital Share Transactions
  Proceeds from shares sold                                                    754,804             491,492                100,810
  Reinvestment of distributions                                                      -                   -                      -
  Amount paid for shares repurchased                                          (357,858)            (90,066)                (1,042)
                                                                     ------------------  ------------------  ---------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                   396,946             401,426                 99,768
                                                                     ------------------  ------------------  ---------------------
Total Increase (Decrease) in Net Assets                                        399,704             408,119                 98,764
                                                                     ------------------  ------------------  ---------------------

Net Assets
  Beginning of period                                                                -                   -                      -
                                                                     ------------------  ------------------  ---------------------

  End of period                                                              $ 399,704           $ 408,119               $ 98,764
                                                                     ==================  ==================  =====================

Accumulated net investment income (loss)                                        $ (233)             $ (149)                $ (114)
                                                                     ------------------  ------------------  ---------------------

Capital Share Transactions
  Shares sold                                                                   75,544              49,170                 10,081
  Shares issued in reinvestment of distributions                                     -                   -                      -
  Shares repurchased                                                           (35,786)             (9,006)                  (104)
                                                                     ------------------  ------------------  ---------------------

  Net increase (decrease) from capital transactions                             39,758              40,164                  9,977
                                                                     ==================  ==================  =====================



See accompanying notes which are an integral part of the financial statements.

                                       26

Access Variable Insurance Trust
Financial Highlights
(For a share outstanding during the period)                            For the period                          For the period
                                                  For the six months  May 1, 2003 (a) to  For the six months  May 1, 2003 (a) to ended June 30, 2004 December 31, 2003  ended June 30, 2004  December 31, 2003
                                                    Wells S&P           Wells S&P           Potomac               Potomac
                                                   REIT IndexSM        REIT IndexSM       Dow 30SM Plus        Dow 30SM Plus
                                                 Portfolio (Unaudited)   Portfolio      Portfolio (Unaudited)    Portfolio
                                                   -----------------  ----------------   -------------------  ---------------
Selected Per Share Data
Net asset value, beginning of period                      $ 12.10             $ 10.00            $ 12.09            $ 10.00
                                                   ---------------    ----------------   ----------------  -----------------
Income from investment operations
  Net investment income (loss)                               0.10                0.28              (0.03)             (0.05)
  Net realized and unrealized gain (loss)                    0.32                2.03               0.16               2.28
                                                   ---------------    ----------------   ----------------  -----------------
Total from investment operations                             0.42                2.31               0.13               2.23
                                                   ---------------    ----------------   ----------------  -----------------
Less Distributions to shareholders:
  From net investment income                                    -               (0.10)                 -                  -
  From net realized gain                                        -               (0.11)                 -              (0.14)
                                                   ---------------    ----------------   ----------------  -----------------
Total distributions                                             -               (0.21)                 -              (0.14)
                                                   ---------------    ----------------   ----------------  -----------------

Net asset value, end of period                            $ 12.52             $ 12.10            $ 12.22            $ 12.09
                                                   ===============    ================   ================  =================

Total Return (b)                                            3.47%              23.12%              1.08%             22.28%

Ratios and Supplemental Data
Net assets, end of period (000)                           $ 3,087             $ 2,108            $ 2,489            $ 3,891
Ratio of expenses to average net assets (c)                 1.45%               1.45%              1.45%              1.45%
Ratio of expenses to average net assets
   before waiver & reimbursement (c)                        4.65%              12.20%              2.52%              3.51%
Ratio of net investment income to
   average net assets (c)                                   1.99%               3.61%              (0.57)%            (0.67)%
Ratio of net investment income to
   average net assets before waiver & reimbursement (c)     (1.21)%             (7.14)%            (1.64)%            (2.73)%
Portfolio turnover rate                                   372.00%              31.19%              0.00%              0.00%

(a) Commencement of operations.
(b)  Not Annualized.
(c)  Annualized.



See accompanying notes which are an integral part of the financial statements.


                                       27

Access Variable Insurance Trust
Financial Highlights                                                                                         For the period
(For a share outstanding during the period)                            For the period     For the six months May 1, 2003 (a) to
                                                   For the six months May 1, 2003 (a) to ended June 30, 2004 December 31, 2003
                                                  ended June 30, 2004  December 31, 2003    Access U.S.        Access U.S.
                                                      Potomac             Potomac          Government          Government
                                                      OTC Plus            OTC Plus         Money Market       Money Market
                                                 Portfolio (Unaudited)   Portfolio     Portfolio (Unaudited)   Portfolio
                                                   ------------------- ---------------   ------------------- ---------------
Selected Per Share Data
Net asset value, beginning of period                      $ 12.37             $ 10.00             $ 1.00             $ 1.00
                                                   ---------------    ----------------   ----------------  -----------------
Income from investment operations
  Net investment income (loss)                              (0.04)              (0.85)                 -                  -
  Net realized and unrealized gain (loss)                    0.66                3.44                  -                  -
                                                   ---------------    ----------------   ----------------  -----------------
Total from investment operations                             0.62                2.59                  -                  -
                                                   ---------------    ----------------   ----------------  -----------------
Less Distributions to shareholders:
  From net investment income                                    -                   -                  -                  -
  From net realized gain                                        -               (0.22)                 -                  -
                                                   ---------------    ----------------   ----------------  -----------------
Total distributions                                             -               (0.22)                 -                  -
                                                   ---------------    ----------------   ----------------  -----------------

Net asset value, end of period                            $ 12.99             $ 12.37             $ 1.00             $ 1.00
                                                   ===============    ================   ================  =================

Total Return (b)                                            5.01%              25.92%              0.00%              0.03%

Ratios and Supplemental Data
Net assets, end of period (000)                          $ 34,986            $ 38,382           $ 20,659           $ 20,191
Ratio of expenses to average net assets (c)                 1.44%               1.45%              0.99%              0.96%
Ratio of expenses to average net assets
   before waiver & reimbursement (c)                        1.70%               2.03%              1.36%              1.74%
Ratio of net investment income to
   average net assets (c)                                   (1.02)%             (1.01)%            0.00%              0.00%
Ratio of net investment income to
   average net assets before waiver & reimbursement (c)     (1.28)%             (1.60)%            (0.37)%            (0.78)%
Portfolio turnover rate                                   657.56%             538.10%              0.00%              0.00%

(a) Commencement of operations.
(b)  Not Annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

                                       28

Access Variable Insurance Trust
Financial Highlights
For the period May 1, 2004 (commencement of operations) through June 30, 2004 (Unaudited)
(For a share outstanding during the period)

                                                      Potomac             Potomac            Potomac
                                                      Mid Cap            Small Cap          US/Short
                                                     Portfolio           Portfolio          Portfolio
                                                   ---------------    ----------------   ----------------
Selected Per Share Data
Net asset value, beginning of period                      $ 10.00             $ 10.00            $ 10.00
                                                   ---------------    ----------------   ----------------
Income from investment operations
  Net investment income (loss)                              (0.01)                  -              (0.01)
  Net realized and unrealized gain (loss)                    0.06                0.16              (0.09)
                                                   ---------------    ----------------   ----------------
Total from investment operations                             0.05                0.16              (0.10)
                                                   ---------------    ----------------   ----------------

Net asset value, end of period                            $ 10.05             $ 10.16             $ 9.90
                                                   ===============    ================   ================

Total Return (a)                                            0.50%               1.60%             -1.00%

Ratios and Supplemental Data
Net assets, end of period (000)                             $ 400               $ 408               $ 99
Ratio of expenses to average net assets (b)                 1.38%               1.38%              1.36%
Ratio of expenses to average net assets
   before waiver & reimbursement (b)                        1.52%               1.51%              1.51%
Ratio of net investment income to
   average net assets (b)                                   (0.75)%             (0.64)%            (0.69)%
Ratio of net investment income to
   average net assets before waiver & reimbursement (b)     (0.89)%             (0.77)%            (0.84)%
Portfolio turnover rate                                     0.00%               0.00%              0.00%

(a) Not annualized.
(b)  Annualized.

See accompanying notes which are an integral part of the financial statements.

                                       29

                         Access Variable Insurance Trust
                          Notes to Financial Statements
                                  June 30, 2004
                                   (Unaudited)

NOTE 1.  ORGANIZATION

     Wells  S&P REIT  IndexSM  Portfolio  (the "S&P  REIT  IndexSM  Portfolio"),
Potomac OTC Plus  Portfolio  (the "OTC Plus  Portfolio"),  Potomac Dow 30SM Plus
Portfolio (the "Dow 30SM Plus  Portfolio),  Access U.S.  Government Money Market
Portfolio  (the "Money Market  Portfolio"),  Potomac Mid Cap Plus Portfolio (the
"Mid Cap Plus Portfolio),  Potomac Small Cap Plus Portfolio (the "Small Cap Plus
Portfolio),   and  Potomac  U.S./Short  Portfolio  (the  "US/Short  Portfolio"),
(collectively,  the  "Portfolios")  are each organized as a series of the Access
Variable  Insurance  Trust (the "Trust").  The S&P REIT IndexSM and Money Market
Portfolio are  diversified  portfolios.  The OTC Plus  Portfolio,  Dow 30SM Plus
Portfolio,  Mid Cap Plus  Portfolio,  Small  Cap Plus  Portfolio,  and  US/Short
Portfolio are non-diversified  Portfolios.  The S&P REIT IndexSM Portfolio,  OTC
Plus Portfolio, Dow 30SM Plus, and Money Market Portfolio commenced operationson
May 1, 2003. The Mid Cap Plus Portfolio,  Small Cap Plus Portfolio, and US/Short
Portfolio commenced operations on May 1, 2004.

     The  Trust  was  established  under  the laws of Ohio by an  Agreement  and
Declaration  of Trust  dated  February 8, 2003 (the  "Trust  Agreement")  and is registered  with the  Securities  and  Exchange  Commission  (the  "SEC")  as an
open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").  The Trust  Agreement  permits the Board of Trustees to issue an unlimited  number of shares of beneficial  interest of separate series.
The investment  adviser for each Portfolio is Access Fund  Management,  LLC (the
"Adviser").  The  sub-adviser  to the S&P REIT Index  Portfolio  is Wells  Asset
Management,  Inc. ("Wells").  The sub-adviser to the OTC Plus Portfolio, the Dow
30SM Plus Portfolio, the Money Market Portfolio, the Mid Cap Plus Portfolio, the
Small  Cap  Plus  Portfolio,  and  the  US/Short  Portfolio  is  Rafferty  Asset
Management,  LLC  ("Rafferty").  The S&P REIT IndexSM Portfolio seeks to provide investment  results  corresponding  to the  performance  of the S&P Real  Estate
Investment  Trust  Composite  IndexSM.  The OTC Plus Portfolio  seeks to provide investment  returns that correspond to 125% of the performance of the NASDAQ 100
Index(TM).  The Dow 30SM Plus  Portfolio  seeks daily  investment  results  that correspond to 125% of the performance of the Dow Jones Industrial  AverageSM.The
Money Market  Portfolio seeks to provide  security of principal,  current income and liquidity.  The Mid Cap Plus Portfolio seeks to provide  investment  returns that  correspond to 125% of the performance of the Standard & Poor's 400 Mid Cap
Index(TM). The Small Cap Plus Portfolio seeks to provide investment returns that correspond to 125% of the performance of the Russell 2000(R) Index. The US/Short
Portfolio  seeks  to  provide  investment  returns  that  inversely   correspond
(opposite) to the performance of the Standard & Poor's 500 Composite Stock Price
IndexTM.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

     Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable sub-adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the applicable sub-adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the applicable sub-adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust ("Board").


                                       30

                         Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                  June 30, 2004
                                   (Unaudited)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

     It is the policy of the Money  Market  Portfolio  to attempt to  maintain a constant  price per share of $1.00.  There can be no assurance  that a $1.00 net asset  value per share will be  maintained.  The  instruments  held by the Money
Market  Portfolio  are  valued  based on the  amortized  cost  valuation  method pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and  thereafter  assuming a constant  amortization  to  maturity of any discount or premium, even though the portfolio security may increase or decrease in market  value.  Such  fluctuations  generally  are in  response to changes in interest  rates.  Use of the amortized cost valuation  method requires the Money
Market Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted  average portfolio maturity of 90 days or less,  and to invest  only in  securities  determined  by Rafferty to be of high quality with minimal  credit  risks.  The Money Market  Portfolio  may invest in issuers or  instruments  that at the time of purchase  have received the highest
short-term  rating  by  any  two  nationally   recognized   statistical   rating
organizations.

     Rule 2a-7 requires the Board to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

     For the Portfolios,  fixed income securities  generally are valued by using market  quotations,  but may be valued on the  basis of  prices  furnished  by a pricing service when the applicable  sub-adviser believes such prices accurately reflect the fair market value of such  securities.  A pricing  service  utilizes electronic  data  processing  techniques  based on  yield  spreads  relating  to
securities  with  similar   characteristics   to  determine  prices  for  normal
institutional-size  trading units of debt  securities  without regard to sale or bid prices. If the applicable  sub-adviser  decides that a price provided by the pricing  service  does  not  accurately  reflect  the fair  market  value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid  securities  are being valued,  securities  are valued at fair  value as  determined  in good  faith  by the  applicable  sub-adviser,  in conformity  with  guidelines  adopted  by and  subject to review of the Board of
Trustees.  Short term investments in fixed income  securities with maturities of less than 60 days when  acquired,  or which  subsequently  are within 60 days of maturity, are valued by using the amortized cost method of valuation,  which the
Board of Trustees has determined will represent fair value.

     Futures Contracts- The OTC Plus Portfolio, Dow 30SM Plus Portfolio, Mid Cap
Plus Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio may invest in futures contracts. A futures contract obligates the seller to deliver and the purchaser to take delivery of the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver and the purchaser to take an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying assets and the prices of futures contracts, the possibility of an illiquid market, or that the counterparty will fail to perform its obligation.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as a variation margin on futures contracts

                                       31

                         Access Variable Insurance Trust
                    Notes to Financial Statements - continued
                                  June 30, 2004
                                   (Unaudited)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains
(losses) on futures contracts.

Repurchase Agreements- Each Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S.
Government Securities. A repurchase agreement is a short term investment in which the purchaser (i.e., a Portfolio) acquires ownership of U.S. Government
Securities (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Portfolio engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Portfolio could experience both delays in liquidating the underlying security and losses in value. However, the Portfolios intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by each sub-adviser to be creditworthy. Repurchase agreements are considered loans collateralized by the securities. No Portfolio may enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Federal  Income  Taxes-  There is no  provision  for  federal  income  tax.  The
Portfolios intend to qualify each year as "regulated investment companies" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized capital gains.

Security Transactions and Related Income- The Portfolios follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends  and  Distributions-  The S&P  REIT  IndexSM  Portfolio,  the OTC Plus
Portfolio,  the Dow 30SM Plus Portfolio,  the Mid Cap Plus Portfolio,  the Small
Cap  Plus   Portfolio,   and  the  US/Short   Portfolio   intend  to  distribute
substantially  all  of  their  net  investment  income  as  dividends  to  their shareholders  on at least an annual  basis,  which are  determined in accordance with income tax  regulations  and recorded on the  ex-dividend  date.  The Money
Market  Portfolio  intends  to  distribute  all its net  investment  income on a monthly  basis.  The  Portfolios  intend to  distribute  net realized  long term capital gains and net realized short term capital gains at least once a year.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to each of the Portfolios is Access Fund Management, LLC.
Under the terms of a management agreement (the "Agreement"), the Adviser manages each Portfolio's investments subject to approval of the Board. As compensation for its management services, each Portfolio is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average value of its daily net assets. The Trust bears all other expenses that are not assumed by the Adviser. The Trust also is liable for nonrecurring expenses as they may arise, including litigation to which a Portfolio may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

                                       32

                         Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                  June 30, 2004
                                   (Unaudited)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES -continued

Effective upon the  commencement  of operations of each Portfolio  through April
30, 2005, the Adviser has contractually agreed to waive fees to the extent necessary to maintain each Portfolio's total operating expenses (excluding brokerage costs, borrowing costs (such as (a) interest, and (b) dividend expenses on securities sold short), taxes and extraordinary or non-recurring expenses) at 1.45% of each Portfolio's average daily net assets for that period.
Any waiver is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver occurred, if the Portfolio is able to make the payment without exceeding the 1.45% expense limitation. Such repayment will only occur after the applicable sub-adviser has been fully repaid for any fee waiver or expense reimbursement under the sub-adviser's letter agreement (see below).

For the period ended June 30, 2004, the Adviser earned the following fees before reimbursement, and waived or reimbursed the following fees and expenses:

                S&P REIT IndexSM Portfolio    OTC Plus Portfolio     Dow 30SM Plus Portfolio    Money Market Portfolio
                ---------------------------   --------------------   ------------------------   ----------------------
Management
 fees earned
 before reimbursement           $ 13,557                $ 113,038                  $ 10,441              $ 187,151


Fees and expenses
 reimbursed by Adviser          $ (43,479)              $ (29,611)                  $ (11,161)            $ (70,046)

                Mid Cap Plus Portfolio       Small Cap Plus Portfolio   US/Short Portfolio
                --------------------------   ------------------------   ----------------------
Management
 fees earned
 before reimbursement           $ 295                  $ 223                        $ 153



Fees and expenses
 reimbursed by Adviser          $ (44)                 $ (30)                       $ (25)


                                       33

                         Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                  June 30, 2004
                                   (Unaudited)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES -continued

As of June 30, 2004, the Fund had receivables from or payables to the Adviser of the following:

                   S&P REIT IndexSM Portfolio  OTC Plus Portfolio    Dow 30SM Plus Portfolio    Money Market Portfolio
                  ---------------------------  ------------------    -------------------------  ------------------------

Receivable                       $ 4,203                    $ -                     $ -                         $ -
  from Adviser

Payable                             $ -                  $ 8,856                    $ 66                    $ 22,893
  to Adviser

                  Mid Cap Plus Portfolio  Small Cap Plus Portfolio   US/Short Portfolio
                  ----------------------  ------------------------   --------------------------

Receivable                        $ -                       $ -                       $ -
  from Adviser

Payable                           $147                      $113                       $64
  to Adviser

     The sub-adviser to the S&P REIT Index Portfolio is Wells Asset  Management,
Inc., ("Wells"). Under the terms of the sub-advisory agreement with the Adviser,
Wells  receives  a fee from the  Adviser  computed  and  accrued  daily and paid monthly at an annual  rate of 0.40% of the  average  daily net assets of the S&P
REIT Index Portfolio.  Effective upon commencement of operations of the S&P REIT
SM Index Portfolio  through April 30, 2005,  Wells has  contractually  agreed to waive fees or reimburse  other  expenses of the S&P REIT Index  Portfolio to the extent  necessary to maintain the Portfolio's  total annual  operating  expenses
(excluding  brokerage  costs;  borrowing  costs,  such as (a) interest,  and (b)
dividend  expenses  on  securities  sold short;  taxes;  and  extraordinary  and non-recurring  expenses) at 1.50% of the S&P REIT SM Index  Portfolio's  average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the  sub-adviser's  fee waiver during the period.  Any waiver or reimbursement of operating  expenses by Wells is subject to repayment by the S&P
REIT SM Index  Portfolio  within the three  fiscal years  following  the year in which such waiver or reimbursement  occurred, if the S&P SM REIT Index Portfolio is able to make the payment  without  exceeding  the 1.50%  expense  limitation.
Wells has retained PADCO Advisors,  Inc., d/b/a Rydex Global Advisors ("Rydex"),
9601 Blackwell Road, Suite 500, Rockville, Maryland to manage the S&P REIT Index
Portfolio's investments. Rydex is owned entirely by the 2003 Dynamic Irrevocable
Trust (the "Viragh Family Trust").  Prior to his death on December 11, 2003, Mr.
Albert P. Viragh,  Jr.  controlled  the Viragh Family Trust.  Upon Mr.  Viragh's death,  there was a change of control of the Viragh Family Trust. This change of control of the Viragh  Family  Trust  resulted  in a change of control of Rydex, which  in  turn  resulted  in the  termination  of the  investment  sub-advisory agreement  between Rydex and Wells.  Shortly after Mr. Viragh's death, the Board of Trustees approved an interim  sub-advisory  agreement for the Wells Portfolio
between  Rydex  and  Wells.   Pursuant  to  the  Investment   Company  Act,  the
shareholders of the Wells Portfolio were required to approve a new  sub-advisory agreement  within  150  days  from  the date on  which  the  previous  agreement terminated.  On March 3, 2004, the Board of Trustees  approved the adoption of a new sub-advisory  agreement for the Wells S&P REIT Index Portfolio between Rydex and Wells, subject to shareholder  approval. At a Special Shareholder Meeting on
April 26th,  2004, the  shareholders of Wells S&P REIT Index Portfolio  approved the new  sub-advisory  agreement,  with 612 shares  voted for,  12 shares  voted against, 0 shares abstained, and 0 broker non-votes.

                                       34

                         Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                  June 30, 2004
                                   (Unaudited)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued


For its services,  Rydex receives an annual fee from Wells equal to 0.20% of the combined  average  daily net assets of the S&P REIT Index SM  Portfolio  and the
Wells S&P Index Fund, both considered  series of the Wells Family of Real Estate
Funds,  up  to  $100,000,000,   0.15%  of  such  assets  from   $100,000,000  to
$500,000,000  and 0.10% of such assets in excess of  $500,000,000;  subject to a minimum monthly fee of $10,000.

     The sub-adviser to the OTC Plus Portfolio, the Dow 30SM Plus Portfolio, the
Money  Market  Portfolio,  the  Mid Cap  Plus  Portfolio,  the  Small  Cap  Plus
Portfolio,  and  the  US/Short  Portfolio  is  Rafferty  Asset  Management,  LLC
("Rafferty"). Under the terms of a sub-advisory agreement with the Adviser, Rafferty receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the OTC
Plus Portfolio, the Dow 30SM Plus Portfolio, the Money Market Portfolio, the Mid
Cap Plus Portfolio,  the Small Cap Plus Portfolio,  and the US/Short Portfolios.
Effective upon the  commencement  of operations of the Portfolios  through April
30, 2005, Rafferty has contractually agreed to waive fees or reimburse other expenses of each of the OTC Plus Portfolio, the Dow 30SM Plus Portfolio, the Money Market Portfolio, the Mid Cap Plus Portfolio, the Small Cap Plus
Portfolio, and the US/Short Portfolios it manages to the extent necessary to maintain the OTC Plus Portfolio, the Dow 30SM Plus Portfolio, the Money Market
Portfolio,  the Mid Cap  Plus  Portfolio,  the  Small  Cap Plus  Portfolio,  and
US/Short Portfolio's total annual operating expenses (excluding brokerage costs;
borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the OTC Plus Portfolio, the Dow 30SM Plus Portfolio, the Money Market Portfolio, the
Mid Cap  Plus  Portfolio,  the  Small  Cap  Plus  Portfolio,  and  the  US/Short
Portfolio's average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses by Rafferty with respect to a Portfolio is subject to reimbursement by the Portfolio within the three fiscal years following the year in which such waiver or reimbursement occurred if the Portfolio is able to make the payment without exceeding the 1.50% expense limitation.

     For  purposes of each  sub-adviser's  fee waiver and expense  reimbursement obligations described above,  "operating expenses" of a Portfolio,  include: (i)
legal,  auditing and accounting  expenses;  (ii) registration fees under federal and state securities laws; (iii) insurance  expenses;  (iv) fees and expenses of the custodian,  transfer agent,  dividend disbursing agent,  shareholder service agent,  plan agent,  administrator,  accounting  and pricing  services agent and underwriter of the Portfolio;  (v) expenses,  including  clerical  expenses,  of issue, sale, redemption or repurchase of shares of the Portfolio;  (vi) the cost of printing or preparing stock  certificates or any other documents,  statements or reports to shareholders;  (vii) expenses of shareholders'  meetings and proxy
solicitations;   (viii)  advertising,  promotion  and  other  expenses  incurred directly  or  indirectly  in  connection  with the sale or  distribution  of the
Portfolio's  shares that the  Portfolio  is  authorized  to pay pursuant to Rule
12b-1 under the Act; (ix) fees paid to the Adviser, (x) fees and expenses of the non-interested person Trustees,  and (xi) the cost of preparing and distributing reports and  notices to  shareholders,  and the cost of  printing  or  preparing
prospectuses   and  statements  of  additional   information   for  delivery  to
shareholders.

                                       35


                         Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                  June 30, 2004
                                   (Unaudited)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     Unified   Financial   Securities,   Inc.,  431  N.   Pennsylvania   Street,
Indianapolis,   IN  46204  (the  "Distributor")  was  the  exclusive  agent  for distribution of shares of the Portfolios pursuant to an agreement with the Trust that was terminated on March 3, 2004. The sub-advisers, not the Portfolios, were
responsible  for  paying  all  distribution  fees  under  that  agreement.   The
Distributor was obligated to sell the shares of the Portfolios on a best efforts basis only against purchase orders for the shares.  Shares of the Portfolios are offered to the public on a continuous  basis.  The  Distributor is controlled by
Unified Financial Services, Inc.

     The Trust has adopted a 12b-1 Plan that permits the Portfolios to pay 12b-1 fees for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Funds. For the six months and period ended June 30, 2004, the Wells S&P REIT Index SM Portfolio, Potomac OTC Plus Portfolio, Potomac
Dow 30SM Plus Portfolio, Access U.S. Government Money Market Portfolio,  Potomac
Mid Cap Plus Portfolio,  Potomac Small Cap Plus Portfolio,  and Potomac US/Short
Portfolio,  accrued 12b-1 expenses of $3,399, $28,259, $2,610, $0, $74, $54, and
$38 respectively.

NOTE 4.  INVESTMENTS

     For the six month period ended June 30, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S.
government obligations were as follows:

                                S&P REIT IndexSM Portfolio  OTC Plus Portfolio      Dow 30SM Plus Portfolio   Money Market Portfolio
                                --------------------------  ------------------     -------------------------  ----------------------
Purchases
     U.S. Government Obligations                     $ -                  $ -                        $ -                     $ -
     Other                                    10,238,653           163,120,519                         -                       -
Sales
     U.S. Government Obligations                     $ -                   $ -                       $ -                      $ -
     Other                                     9,217,667           188,294,745                         -                        -

For the period May 1, 2004 (commencement of operations) through June 30, 2004 the purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                Mid Cap Plus Portfolio    Small Cap Plus Portfolio    US/Short Portfolio
                                ------------------------  -------------------------  -------------------
Purchases
     U.S. Government Obligations                    $ -                    $ -                      $ -
     Other                                            -                      -                        -
Sales
     U.S. Government Obligations                    $ -                    $ -                      $ -
     Other                                            -                      -                        -


                                       36

                         Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                  June 30, 2004
                                   (Unaudited)

NOTE 4.  INVESTMENTS-continued

As of June 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                                S&P REIT IndexSM Portfolio    OTC Plus Portfolio   Dow 30SM Plus Portfolio    Money Market Portfolio
                                --------------------------    ------------------   -----------------------    ----------------------
Gross Appreciation                               $ 198,021             $ 182,956                       $ -                     $ -
Gross (Depreciation)                                  (10)              (60,157)                         -                       -
                                --------------------------    ------------------   -----------------------    ---------------------
Net Appreciation
   on Investments                                $ 198,011             $ 122,799                       $ -                     $ -
                                ==========================    ==================   ========================   ======================

Cost for tax purposes                          $ 2,838,112          $ 39,725,517                $ 2,368,914            $ 19,952,256
                                ==========================    ==================   ========================   =====================

                                    Mid Cap Plus Portfolio    Small Cap Plus Portfolio   US/Short Portfolio
                                    ----------------------    ------------------------   -------------------
Gross Appreciation                                     $ -                   $ -                      $ -
Gross (Depreciation)                                     -                     -                        -
                                  ------------------------    ------------------------   -------------------
Net Appreciation/(Depreciation)
   on Investments                                      $ -                   $ -                      $ -
                                  =========================    ========================  ===================

Cost for tax purposes                             $ 366,611                  $ 376,540              $ 92,962
                                 ==========================    ========================  ====================

At June 30, 2004,  the  aggregate  settlement  value of open  futures  contracts
expiring  in  September   2004  and  the  related   unrealized   appreciation  /
(depreciation) were:

                                                                                                 Unrealized
                                                             Number of        Aggregate         Appreciation/
       Portfolio                 Futures Contracts          Contracts       Settlement Value    Depreciation
-------------------------   -----------------------------   ----------   -------------------- ---------------

OTC Plus Portfolio          NASDAQ 100 Index                      201           $ 30,572,100      $ 334,696

Dow 30SM Plus Portfolio     Dow Jones Industrial Average           28              2,920,400         25,776

Mid Cap Plus Portfolio      NASDAQ 400 Futures Contracts            2                608,250          2,992

Small Cap Plus Portfolio    Russell 2000 Futures Contracts          2                592,350          6,842

U.S./Short Portfolio        NASDAQ 100 Futures Contracts           (2)              (114,040)          (890)

NOTE 5. ESTIMATES

     Preparation  of  financial   statements  in  accordance   with   accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses  during the reporting  period.  Actual  results could differ from those estimates.

                                       37



                         Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                  June 30, 2004
                                   (Unaudited)

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.

As of June 30, 2004, Western Reserve Life Assurance Co. held the following percentage of outstanding shares in omnibus accounts for the benefit of others, and therefore may be deemed to control these Portfolios.


 S&P REIT IndexSM Portfolio          OTC Plus Portfolio          Dow 30SM Plus Portfolio      Money Market Portfolio
-------------------------------   ---------------------------   ----------------------------  --------------------------
            97.68%                          99.87%                        98.75%                       99.80%


 Mid Cap Plus Portfolio      Small Cap Plus Portfolio      US/Short Portfolio
--------------------------   --------------------------    -------------------
         100.00%                      100.00%                   100.00%

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

For the six months and period ended June 30, 2004 there were no distributions paid by the Portfolios.

S&P REIT IndexSM  Portfolio.  For the fiscal year ended  December 31, 2003,  the
Portfolio paid distribution from income in the amount of $0.0993 per share and a short-term capital gain of $0.1147 per share.

The tax character of distributions paid in 2003 was as follows:

                                      2003
                                      -----
Distributions paid from:
    Ordinary Income                     $ 17,006
    Short-term Capital Gain               19,643
    Long-term Capital Gain                     -
                                  ---------------

                                        $ 36,649
                                  ===============

As of December 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                                $ 7,501
Undistributed long-term capital gain/(accumulated losses)                               -
Unrealized appreciation/(depreciation)                                            118,044

                                                                       -------------------
                                                                                $ 125,545
                                                                       ===================

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

OTC Plus Portfolio. For the fiscal year ended December 31, 2003, the Portfolio paid distribution from short-term capital gain in the amount of $0.2222 per share.

                                       38

                         Access Variable Insurance Trust
                    Notes to Financial Statements - continued
                                  June 30, 2004
                                   (Unaudited)

NOTE 7.  DISTRIBUTIONS TO SHAREHOLDERS - continued

The tax character of distributions paid in 2003 was as follows:

                                       2003
                                       ----
Distributions paid from:
    Ordinary Income                          $ -
    Short-term Capital Gain              704,061
    Long-term Capital Gain                     -
                                  ---------------

                                       $ 704,061
                                  ===============

As of December 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                            $ 2,470,203
Undistributed long-term capital gain/(accumulated losses)                         776,782
Unrealized appreciation/(depreciation)                                            360,762

                                                                       -------------------
                                                                              $ 3,607,747
                                                                       ===================

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the deemed sale treatment of open futures contracts for tax purposes.

Dow 30SM Plus  Portfolio.  For the fiscal  year ended  December  31,  2003,  the
Portfolio paid distribution from short-term capital gain in the amount of $0.1377 per share.

The tax character of distributions paid in 2003 was as follows:

                                       2003
                                       ----
Distributions paid from:
    Ordinary Income                          $ -
    Short-term Capital Gain               43,793
    Long-term Capital Gain                     -
                                  ---------------

                                        $ 43,793
                                  ===============

As of December 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                               $ 83,805
Undistributed long-term capital gain/(accumulated losses)                         199,058
Unrealized appreciation/(depreciation)                                                  -

                                                                       -------------------
                                                                                $ 282,863
                                                                       ===================


                                       39

                         Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                  June 30, 2004
                                   (Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS - continued

The difference between book basis and tax basis unrealized appreciation is attributable to the deemed sale treatment of open futures contracts for tax purposes.

Money  Market  Portfolio.  For the fiscal  year ended  December  31,  2003,  the
Portfolio paid distributions from income in the amount of $0.0003 per share.

The tax character of distributions paid in 2003 was as follows:

                                       2003
                                       ----
Distributions paid from:
    Paid in Capital                      $ 2,721
    Short-term Capital Gain                    -
    Long-term Capital Gain                     -
                                  ---------------

                                         $ 2,721
                                  ===============

As of December 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                               $ (2,721)
Undistributed long-term capital gain/(accumulated losses)                               -
Unrealized appreciation/(depreciation)                                                  -

                                                                       -------------------
                                                                                 $ (2,721)
                                                                       ===================

NOTE 8. CHANGE OF AUDITORS

On March 3, 2004, the Trust's Audit  Committee and Board selected Cohen McCurdy,
Ltd. ("Cohen") to replace McCurdy & Associates,  Inc. ("McCurdy")as the auditors for the S&P REIT Index SM Portfolio,  the OTC Plus Portfolio, the Dow 30 SM Plus
Portfolio,   and  the  Money  Market  Portfolio   (collectively   the  "Original
Portfolios")  for the fiscal year ending December 31, 2004, to be effective upon the resignation of McCurdy.

On March 3, 2004, upon receipt of notice that Cohen was selected as the auditor,
McCurdy whose audit  practice  was  acquired by Cohen,  resigned as  independent
auditor  to  the  Original  Portfolios.   McCurdy's  reports  on  the  financial
statements  for the period May 1, 2003 through  December  31, 2003  contained no adverse  opinions or  disclaimers of opinion nor were they qualified or modified as to uncertainty,  audit scope or accounting  principles.  During the period of
May 1, 2003  through  December  31, 2003 and through the date of  engagement  of
Cohen,  there were no  disagreements  with  McCurdy on any matter of  accounting principles or practices,  financial statement  disclosure,  or auditing scope or procedure  which,  if not resolved to the  satisfaction  of McCurdy,  would have caused McCurdy to make reference to the subject matter of the  disagreements  in connection with its reports on the Original Portfolios' financial statements for such periods.

Neither the Trust, the Portfolios nor anyone on their behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Portfolios' financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

                                       40

                                  PROXY VOTING

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolios voted those proxies during the 12-month period ended June 30, 2004 are available without charge, upon request: (1) by calling the Portfolios at (800) 862-3863; and (2) from the Portfolios' documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.


TRUSTEES
Michael V. Williams
Gary E. Hippenstiel
Mark W. Muller
Richard J. Wright Jr.

OFFICERS
Michael V. Williams, President and Treasurer
Mark Bolt, Secretary
Freddie Jacobs Jr., Assistant Treasurer

INVESTMENT ADVISOR
Access Portfolio Management, LLC
28050 US HWY 19 N, Suite 301
Clearwater, FL 33761

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Pkwy., Suite 1250
Westlake, OH  44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
Easton Service Center
7 Easton Oval EA4E72
Columbus, OH 43219

ADMINISTRATOR, TRANSFER AGEND
AND PORTFOLIO ACCOUNTANT

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204






This report is intended only for the information of shareholders or those who have received the Portfolio's prospectus which contains information about the Portfolio's management fee and expenses. Please read the prospectus carefully before investing.

                                       41

===============================================================================
                         Access Variable Insurance Trust
===============================================================================












                               Semi-Annual Report

                                  June 30, 2004

                                   (Unaudited)






                                  Fund Advisor:

                             Access Fund Management
                           28050 U.S. Highway 19 North
                                    Suite 301
                              Clearwater, FL 33761

                            Toll Free: (800) 862-3863

Shepherd Opportunity Growth Fund
Schedule of Investments
June 30, 2004 (Unaudited)

Common Stocks - 52.92%                                                Shares          Value
                                                                      -------     ---------------

Electric Services - 3.41%
Contsellation Energy Group (a)                                           210        $      7,959
                                                                                  ---------------

Finance Services - 3.53%
First Data Corp.                                                         185               8,236
                                                                                  ---------------

Gold & Silver Ores - 3.03%
Northern Dynasty Minerals Ltd. (a)                                     1,780               7,084
                                                                                  ---------------

Oil & Gas Field Machinery & Equipment - 4.18%
National-Oilwell, Inc. (a)                                               310               9,762
                                                                                  ---------------

Pharmaceutical Preparations - 3.80%
IVAX Corp. (a)                                                           370               8,876
                                                                                  ---------------

Printed Circuit Boards - 4.15%
Solectron Corp. (a)                                                    1,500               9,705
                                                                                  ---------------

Savings Institution, Federally Chartered - 7.74%
Indymac Bancorp, Inc.                                                    275               8,690
Sovereign Bancorp, Inc.                                                  425               9,393
                                                                                  ---------------
                                                                                          18,083
                                                                                  ---------------

Semiconductors & Related Devices - 4.02%
Atmel Corp. (a)                                                        1,585               9,383
                                                                                  ---------------

Services - Prepackaged Software - 3.53%
Sina Corp. (a)                                                           250               8,248
                                                                                  ---------------

Services - Specialty Outpatient Facilities - 4.02%
Caremark RX, Inc. (a)                                                    285               9,388
                                                                                  ---------------

Surgical & Medical Instruments & Apparatus - 4.03%
Boston Scientific Corp. (a)                                              220               9,416
                                                                                  ---------------

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 3.75%
Cardinal Health, Inc.                                                    125               8,756
                                                                                  ---------------

Women's, Misses, & Juniors Outerwear - 3.73%
Kellwood Company                                                         200               8,710
                                                                                  ---------------


TOTAL COMMON STOCKS (Cost $121,536)                                                      123,606
                                                                                  ---------------

Money Market Securities - 99.13%
Huntington Money Market Fund - Investment Shares, 0.20%, (b)         231,536            231,536
                                                                                  ---------------

TOTAL MONEY MARKET SECURITIES (Cost $231,536)                                            231,536
                                                                                  ---------------

TOTAL INVESTMENTS (Cost $353,072) - (152.05)%                                      $     355,142
                                                                                  ---------------

Liabilities in excess of cash and other assets - (52.05)%                               (121,568)
                                                                                  ---------------

TOTAL NET ASSETS - 100.00%                                                         $     233,574
                                                                                  ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2004.


See accompanying notes which are an integral part of the financial statements.

                                       1

Access Variable Insurance Trust
Statement of Assets and Liabilities
June 30, 2004 (Unaudited)
                                                                           Shepherd
                                                                         Opportunity
                                                                            Growth
                                                                             Fund
                                                                    -----------------------
Assets
Cost of investments in securities                                                $ 353,072
                                                                    =======================

Investments in securities, at value                                              $ 355,142

Interest receivable                                                                      8
Dividends receivable                                                                     7
                                                                    -----------------------
     Total assets                                                                  355,157
                                                                    -----------------------

Liabilities
12b-1 fees payable                                                                       8
Payable to adviser                                                                      24
Other payables and accrued expenses                                                     15
Payable for investments purchased                                                  121,536
                                                                    -----------------------
     Total liabilities                                                             121,583
                                                                    -----------------------

Net Assets:                                                                      $ 233,574
                                                                    =======================

Net Assets consist of:
Paid in capital                                                                    231,536
Accumulated net investment income (loss)                                               (32)
Net unrealized appreciation (depreciation) on:
       Investment securities                                                         2,070
                                                                    -----------------------

Net Assets                                                                       $ 233,574
                                                                    =======================

Shares Outstanding                                                                  23,200
                                                                    -----------------------

Net Asset Value
Offering price and redemption price per share                                      $ 10.07
                                                                    =======================



See accompanying notes which are an integral part of the financial statements.

                                       2

Access Variable Insurance Trust
Statement of Operations
For the period May 1, 2004 (commencement of operations)
through June 30, 2004 (Unaudited)
                                                                             Shepherd
                                                                            Opportunity
                                                                              Growth
                                                                               Fund
                                                                      ------------------------
Investment Income
Dividend income                                                                           $ 7
Interest income                                                                             8
                                                                      ------------------------
  Total Income                                                                             15
                                                                      ------------------------

Expenses
Investment adviser fee                                                                     32
12b-1 fee                                                                                   8
Miscellaneous expenses                                                                     15
                                                                      ------------------------
  Total Expenses                                                                           55
Reimbursed expenses                                                                        (8)
                                                                      ------------------------
Total operating expenses                                                                   47
                                                                      ------------------------
Net Investment Income (Loss)                                                              (32)
                                                                      ------------------------


Realized & Unrealized Gain (Loss)
Change in net unrealized appreciation (depreciation) on:
              Investment securities                                                     2,070
                                                                      ------------------------
Net realized and unrealized gain (loss) on investment securities                        2,070
                                                                      ------------------------
Net increase (decrease) in net assets resulting from operations                       $ 2,038
                                                                      ========================



See accompanying notes which are an integral part of the financial statements.

                                       3

Access Variable Insurance Trust
Statements of Changes In Net Assets
For the period May 1, 2004 (commencement of operations) through June 30, 2004 (Unaudited)

                                                                                       Shepherd
                                                                                      Opportunity
                                                                                        Growth
                                                                                         Fund
                                                                                ------------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                                                    $ (32)
  Change in net unrealized appreciation (depreciation)                                            2,070
                                                                                ------------------------
  Net increase (decrease) in net assets resulting from operations                                 2,038
                                                                                ------------------------
Capital Share Transactions
  Proceeds from shares sold                                                                     231,630
  Reinvestment of distributions                                                                       -
  Amount paid for shares repurchased                                                                (94)
                                                                                ------------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                    231,536
                                                                                ------------------------
Total Increase (Decrease) in Net Assets                                                         233,574
                                                                                ------------------------

Net Assets
  Beginning of period                                                                                 -
                                                                                ------------------------

  End of period                                                                               $ 233,574
                                                                                ========================

Accumulated net investment income (loss)                                                          $ (32)
                                                                                ------------------------

Capital Share Transactions
  Shares sold                                                                                    23,209
  Shares issued in reinvestment of distributions                                                      -
  Shares repurchased                                                                                 (9)
                                                                                ------------------------

  Net increase (decrease) from capital transactions                                              23,200
                                                                                ========================


See accompanying notes which are an integral part of the financial statements.

                                       4

Access Variable Insurance Trust
Financial Highlights
For the period May 1, 2004 (commencement of operations) through June 30, 2004 (Unaudited)
(For a share outstanding during the period)

                                                                    Shepherd
                                                                   Opportunity
                                                                     Growth
                                                                      Fund
                                                               --------------------
Selected Per Share Data
Net asset value, beginning of period                                       $ 10.00
                                                               --------------------
Income from investment operations
  Net investment income (loss)                                                   -
  Net realized and unrealized gain (loss)                                     0.07
                                                               --------------------
Total from investment operations                                              0.07
                                                               --------------------

Net asset value, end of period                                             $ 10.07
                                                               ====================

Total Return (a)                                                             0.70%

Ratios and Supplemental Data
Net assets, end of period (000)                                              $ 234
Ratio of expenses to average net assets (b)                                  1.20%
Ratio of expenses to average net assets
   before waiver & reimbursement (b)                                         1.40%
Ratio of net investment income to
   average net assets (b)                                                    (0.81)%
Ratio of net investment income to
   average net assets before waiver & reimbursement (b)                      (1.01)%
Portfolio turnover rate                                                      0.13%

(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized.

See accompanying notes which are an integral part of the financial statements.

                        Access Variable Insurance Trust
                         Notes to Financial Statements
                                 June 30, 2004
                                  (Unaudited)

NOTE 1.  ORGANIZATION

         The Shepherd Opportunity Growth Portfolio (the "Portfolio") is organized as a diversified series of the Access Variable Insurance Trust (the "Trust"). The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated February 8, 2003 (the "Trust Agreement") and is registered with the Securities and Exchange Commission (the "SEC") as an
open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. The investment adviser for the Portfolio is Access Portfolio Management, LLC (the "Adviser"). The sub-adviser to the Portfolio is Nye,
Parnell & Emerson (the "Sub-Adviser"). The investment objective of the Portfolio is growth of capital.


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         The  following  is  a  summary  of  significant   accounting   policies
followed by the Portfolio in the preparation of its financial statements.

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust the ("Board").

         For the Portfolio, fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Repurchase Agreements- The Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities. A repurchase agreement is a short term investment in which the purchaser (i.e., the Portfolio) acquires ownership of U.S. Government Securities (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the

                        Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                 June 30, 2004
                                  (Unaudited)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

date of purchase). Any repurchase transaction in which the Portfolio engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Portfolio could experience both delays in liquidating the underlying security and losses in value. However, the Portfolio intends to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Sub-Adviser to be creditworthy.
Repurchase agreements are considered loans collateralized by the securities. The Portfolio may not enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Federal Income Taxes- There is no provision for federal income tax. The Portfolio intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security  Transactions  and  Related  Income-  The  Portfolio  follows  industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Portfolio intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis, which are determined in accordance with income tax regulations and recorded on the ex-dividend date. The Portfolio intends to distribute net realized long term capital gains and net realized short term capital gains at least once a year.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Portfolio is Access Portfolio Management, LLC. Under the terms of a management agreement (the "Agreement"), the Adviser manages the Portfolio's investments subject to approval of the Board. As compensation for its management services, the Portfolio is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average value of its daily net assets. The Trust bears all other expenses that are not assumed by the Adviser. The Trust also is liable for nonrecurring expenses as they may arise, including litigation to which a Portfolio may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation. For the period May 1, 2004 (commencement of operations) through June 30, 2004, the Adviser earned fees of $32 from the Portfolio before reimbursement of a portion of those fees to the Portfolio. Effective upon the commencement of operations of the Portfolio through April 30, 2005, the Adviser has contractually agreed to waive fees to the extent necessary to maintain the Portfolio's total operating expenses (excluding brokerage costs, borrowing costs (such as (a) interest, and (b) dividend expenses on securities sold short), taxes and extraordinary or non-recurring expenses) at 1.45% of the Portfolio's average daily net assets for that period. Any waiver is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver occurred, if the Portfolio is able to make the payment without exceeding the 1.45% expense limitation. Such repayment will only occur after the Sub-Adviser has been fully repaid for any fee waiver or expense reimbursement under the Sub-Adviser's letter agreement. For the period May 1, 2004 (commencement of operations) through June 30, 2004, the Adviser reimbursed $8 to the Portfolio. At June 30, 2004, the Portfolio owed the Adviser $24.

                        Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                 June 30, 2004
                                  (Unaudited)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Sub-Adviser to the Portfolio is Nye, Parnell & Emerson Capital Management, Inc. Under the terms of the sub-advisory agreement with the Adviser, the
Sub-Adviser receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the Portfolio. Effective upon the commencement of operations of the Portfolio through April 30, 2005, the Sub-Adviser has contractually agreed to waive fees or reimburse other expenses of the Portfolio to the extent necessary to maintain the Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the Portfolio's average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the Sub-Adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses by the Sub-Adviser is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver or reimbursement occurred, if the Portfolio is able to make the payment without exceeding the 1.50% expense limitation.

         For   purposes   of  the   Sub-Adviser's   fee   waiver   and   expense
reimbursement obligations described above, "operating expenses" of the Portfolio include: (i) legal, auditing and accounting expenses; (ii) registration fees under federal and state securities laws; (iii) insurance expenses; (iv) fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of the Portfolio; (v)
expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Portfolio; (vi) the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; (vii) expenses of shareholders' meetings and proxy solicitations; (viii) advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Portfolio's shares that the Portfolio is authorized to pay pursuant to Rule 12b-1 under the Act; (ix) fees paid to the Adviser, (x) fees and expenses of the non-interested person Trustees, and (xi) the cost of preparing and distributing reports and notices to shareholders, and the cost of printing or preparing prospectuses and statements of additional information for delivery to shareholders.

NOTE 4.  INVESTMENTS

         For the period May 1, 2004 (commencement of operations) through June 30, 2004, purchases and sales of investment securities, other than short-term investments and short term U.S. government obligations were as follows:


Purchases
     U.S. Government Obligations       $ -
     Other                         121,536
Sales
     U.S. Government Obligations       $ -
     Other                               -

                        Access Variable Insurance Trust
                    Notes to Financial Statement - continued
                                 June 30, 2004
                                  (Unaudited)

NOTE 4.  INVESTMENTS - continued

As of June 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation              $ 2,070
Gross (Depreciation)                  -
                          --------------
Net Appreciation
   on Investments               $ 2,070
                          ==============

As of June 30, 2004, the aggregate cost of securities, excluding U.S. Government Obligations, for federal income tax purposes was $353,072.

NOTE 5. ESTIMATES

         Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

         The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio, under Section 2(a)(9) of the 1940 Act. As of June 30, 2004, United Investors Life Insurance Co. held 100% of the outstanding shares of the Portfolio in omnibus accounts for the benefit of others and therefore may be deemed to control the Portfolio.

                                  PROXY VOTING

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted those proxies during the 12-month period ended June 30, 2004 are available without charge, upon request: (1) by calling the Portfolio at (800) 862-3863; and (2) from the Portfolio's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.


TRUSTEES
Michael V. Williams
Gary E. Hippenstiel
Mark W. Muller
Richard J. Wright Jr.

OFFICERS
Michael V. Williams, President and Treasurer
Mark Bolt, Secretary
Freddie Jacobs Jr., Assistant Treasurer

INVESTMENT ADVISER
Access Portfolio Management, LLC
28050 US HWY 19 N, Suite 301
Clearwater, FL 33761

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Pkwy., Suite 1250
Westlake, OH  44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
Easton Service Center
7 Easton Oval EA4E72
Columbus, OH 43219

ADMINISTRATOR, TRANSFER AGENT
AND PORTFOLIO ACCOUNTANT

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204






This report is intended only for the information of shareholders or those who have received the Portfolio's prospectus which contains information about the Portfolio's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6. Schedule of Investments. Not Applicable-schedule filed within Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of April 7, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

 (a)(1)  Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Access Variable Insurance Trust

By _/s/ Mike Williams___________________
*
   Mike Williams, President and Treasurer

September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By ___/s/ Mike Williams____________________
*
   Mike Williams, President and Treasurer

September 8, 2004